Financial Instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 211,302	$ 480,051
Credit risk [Member] | One customer [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue	100.00%
Percentage of accounts receivable	100.00%
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 211,302
Current liabilities	$ 349,672